OFFICE PREMISES AND EQUIPMENT - Components of office premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 17,580	$ 16,952
Less accumulated depreciation	6,152	5,447
Property, plant and equipment, net	11,428	11,505
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,030	1,780
Buildings and improvements, including construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,268	11,933
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,237	3,194
Automobiles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 45	$ 45